UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks 98.2%

	Shares	Value ($)
Consumer Discretionary 21.7%
Auto Components 5.7%
Aisan Industry Co. Ltd.	8,200	75,988
Aisin Seiki Co. Ltd.	25,800	858,555
Bridgestone Corp.	160,000	3,670,041
Denso Corp.	63,000	2,145,085
Koito Manufacturing Co. Ltd.	29,000	406,135
Musashi Seimitsu Industry Co. Ltd.	8,800	168,244
Nifco, Inc.	3,200	77,392
Piolax, Inc.	19,500	446,991
Press Kogyo Co. Ltd.	27,000	137,993
Sanden Corp.	54,000	190,916
Sumitomo Rubber Industries Ltd.	62,500	814,275
Tachi-S Co. Ltd.	11,300	210,577

		9,202,192
Automobiles 6.2%
Daihatsu Motor Co. Ltd.	69,000	1,208,762
Fuji Heavy Industries Ltd.	25,000	201,797
Honda Motor Co. Ltd.	92,500	3,222,203
Isuzu Motors Ltd.	226,000	1,208,266
Nissan Motor Co. Ltd.	205,500	1,946,229
Suzuki Motor Corp.	9,300	190,630
Toyota Motor Corp.	50,300	2,027,371

		10,005,258
Distributors 0.2%
Jin Co. Ltd.	16,000	285,695

Hotels, Restaurants & Leisure 1.0%
Oriental Land Co. Ltd.	14,400	1,646,878
Tosho Co. Ltd.	600	5,261

		1,652,139
Household Durables 2.5%
Hajime Construction Co. Ltd.	5,700	165,142
LEC, Inc.	8,000	106,937

	Shares	Value ($)
Meiwa Estate Co. Ltd.	14,700	78,948
Panasonic Corp.	199,400	1,621,836
Rinnai Corp.	7,100	489,173
Sony Corp.	110,200	1,568,213

		4,030,249
Internet and Catalog Retail 0.8%
ASKUL Corp.	18,200	208,183
Rakuten, Inc.	84,800	878,173
Start Today Co. Ltd.	13,900	193,678

		1,280,034
Leisure Equipment and Products 0.9%
Namco Bandai Holdings, Inc.	16,200	222,674
Shimano, Inc.	8,800	575,607
Tamron Co. Ltd.	4,600	152,648
Yamaha Corp.	41,400	426,014

		1,376,943
Media 1.1%
CyberAgent, Inc.	76	195,861
Fuji Media Holdings, Inc.	240	412,900
Kadokawa Group Holdings, Inc.	17,300	473,630
Nippon Television Network Corp.	1,220	185,442
SKY Perfect JSAT Holdings, Inc.	950	428,385

		1,696,218
Multiline Retail 1.4%
H2O Retailing Corp.	35,000	350,690
Isetan Mitsukoshi Holdings Ltd.	78,100	828,453
Matsuya Co. Ltd.*	20,000	179,974
Parco Co. Ltd.	7,400	73,662
Ryohin Keikaku Co. Ltd.	14,700	800,398

		2,233,177

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Textiles, Apparel and Luxury Goods 1.9%
AOYAMA Trading Co. Ltd.	7,100	145,233
Arc Land Sakamoto Co. Ltd.	11,600	182,217
Asahi Co. Ltd.	2,000	32,981
Bookoff Corp.	16,900	142,728
DCM Holdings Co. Ltd.	15,500	109,745
Fast Retailing Co. Ltd.	600	120,448
Geo Corp.	68	75,757
Komeri Co. Ltd.	900	23,600
Nitori Holdings Co. Ltd.	12,200	1,155,241
Point, Inc.	5,170	178,426
Shimachu Co. Ltd.	8,000	175,193
Xebio Co. Ltd.	33,300	761,478

		3,103,047

Total Consumer Discretionary		34,864,952

Consumer Staples 6.2%
Beverages 0.4%
Kirin Holdings Co. Ltd.	50,000	589,287
Sapporo Holdings Ltd.	48,000	154,468

		743,755
Food and Staples Retailing 2.7%
Arcs Co. Ltd.	11,000	234,765
CREATE SD HOLDINGS Co. Ltd.	2,700	74,981
GROWELL Holdings Co. Ltd.	11,950	413,082
Heiwado Co. Ltd.	11,500	156,826
Lawson, Inc.	10,700	748,600
Maxvalu Tokai Co. Ltd.	11,800	162,210
Okuwa Co. Ltd.	14,000	185,017
Seven & I Holdings Co. Ltd.	72,000	2,169,454
Sugi Holdings Co. Ltd.	8,400	275,893

		4,420,828

	Shares	Value ($)
Food Products 1.5%
Ajinomoto Co., Inc.	98,000	1,362,391
Fuji Oil Co. Ltd.	40,500	528,852
Nippon Suisan Kaisha Ltd.	51,600	139,844
Nisshin Oillio Group Ltd.	45,000	189,943
Warabeya Nichiyo Co. Ltd.	11,200	178,807

		2,399,837
Household Products 0.9%
Unicharm Corp.	24,900	1,418,479

Personal Products 0.1%
Dr Ci:Labo Co. Ltd.	28	95,546

Tobacco 0.6%
Japan Tobacco, Inc.	31,700	939,384

Total Consumer Staples		10,017,829

Energy 0.6%
Energy Equipment and Services 0.2%
Modec, Inc.	18,200	352,777

Oil, Gas and Consumable Fuels 0.4%
INPEX Corp.	35	196,221
Itochu Enex Co. Ltd.	20,500	116,096
Japan Petroleum Exploration Co.	3,700	140,877
JX Holdings, Inc.	38,800	199,315

		652,509

Total Energy		1,005,286

Financials 13.5%
Capital Markets 0.1%
Monex Group, Inc.	780	128,398

Commercial Banks 7.5%
Bank of Kyoto Ltd.	20,000	151,491
Bank of Yokohama Ltd.	87,000	410,916
Chiba Bank Ltd.	36,000	216,216
Keiyo Bank Ltd.	33,000	153,108
Mitsubishi UFJ Financial Group, Inc.	1,073,200	5,136,112
Mizuho Financial Group, Inc.	378,500	640,737

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Musashino Bank Ltd.	4,100	120,787
Resona Holdings, Inc.	207,400	856,019
Sumitomo Mitsui Financial Group, Inc.	122,500	4,041,137
Sumitomo Mitsui Trust Holdings, Inc.	52,000	155,349
Suruga Bank Ltd.	20,000	204,842

		12,086,714
Consumer Finance 0.2%
Aeon Credit Service Co. Ltd.	4,300	79,736
Hitachi Capital Corp.	15,700	262,821

		342,557
Diversified Financial Services 1.5%
Century Tokyo Leasing Corp.	8,900	166,935
Fuyo General Lease Co. Ltd.	12,200	384,610
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,860	160,818
ORIX Corp.	17,980	1,673,548

		2,385,911
Insurance 1.8%
LIFENET INSURANCE Co.*	17,700	249,478
MS&AD Insurance Group Holdings, Inc.	36,000	630,122
Sony Financial Holdings, Inc.	9,800	160,304
T&D Holdings, Inc.	16,300	173,846
Tokio Marine Holdings, Inc.	67,500	1,697,212

		2,910,962
Real Estate Management and Development 2.4%
Daibiru Corp.	28,300	217,089
Mitsui Fudosan Co. Ltd.	11,000	213,387
Sumitomo Realty & Development Co. Ltd.	94,000	2,312,853
Tokyo Tatemono Co. Ltd.	66,000	248,472

	Shares	Value ($)
Tokyu Land Corp.	172,000	853,819

		3,845,620

Total Financials		21,700,162

Health Care 4.0%
Health Care Equipment and Supplies 1.2%
Asahi Intecc Co. Ltd.	15,100	396,515
Nihon Kohden Corp.	5,100	155,297
Nikkiso Co. Ltd.	11,000	115,443
Sysmex Corp.	5,900	233,171
Terumo Corp.	22,700	932,591

		1,833,017
Health Care Providers and Services 0.1%
Ship Healthcare Holdings, Inc.	6,400	154,071
Tsukui Corp.	4,300	63,205

		217,276
Health Care Technology 0.1%
M3, Inc.	16	76,620

Pharmaceuticals 2.6%
Astellas Pharma, Inc.	50,200	2,192,733
Chugai Pharmaceutical Co. Ltd.	54,800	1,037,480
Kaken Pharmaceutical Co. Ltd.	6,000	84,019
Kyowa Hakko Kirin Co. Ltd.	60,000	616,456
Nichi-iko Pharmaceutical Co. Ltd.	10,300	227,064
Torii Pharmaceutical Co. Ltd.	3,600	78,781

		4,236,533

Total Health Care		6,363,446

Industrials 24.8%
Air Freight and Logistics 0.9%
Kintetsu World Express, Inc.	6,900	220,956
Yamato Holdings Co. Ltd.	62,700	1,009,507

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Yusen Logistics Co. Ltd.	17,500	237,362

		1,467,825
Airlines 0.1%
Skymark Airlines, Inc.	21,700	142,003

Building Products 2.1%
Asahi Glass Co. Ltd.	21,000	141,349
Bunka Shutter Co. Ltd.	40,000	172,816
Daikin Industries Ltd.	27,800	780,567
JS Group Corp.	58,900	1,246,056
Sanwa Holdings Corp.	98,000	425,174
Takasago Thermal Engineering Co. Ltd.	18,600	144,680
TOTO Ltd.	56,000	418,200

		3,328,842
Commercial Services and Supplies 0.9%
Daiseki Co. Ltd.	6,700	116,448
Moshi Moshi Hotline, Inc.	7,500	77,196
Park24 Co. Ltd.	7,600	112,324
Sato Holdings Corp.	8,500	126,125
Secom Co. Ltd.	4,500	206,564
Sohgo Security Services Co. Ltd.	46,500	629,796
Toppan Printing Co. Ltd.	25,000	167,128

		1,435,581
Construction and Engineering 1.3%
JGC Corp.	25,000	723,582
Kajima Corp.	77,000	225,925
Kandenko Co. Ltd.	30,000	141,464
Kinden Corp.	22,000	144,439
MIRAIT Holdings Corp.	34,500	246,284
Obayashi Corp.	143,000	626,602

		2,108,296
Electrical Equipment 3.2%
Mabuchi Motor Co. Ltd.	4,800	191,281

	Shares	Value ($)
Mitsubishi Electric Corp.	259,000	2,158,647
Nidec Corp.	8,100	614,260
Sumitomo Electric Industries Ltd.	181,700	2,259,058

		5,223,246
Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc.	19,000	145,375

Machinery 8.5%
Asahi Diamond Industrial Co. Ltd.	7,900	90,513
Daifuku Co. Ltd.	18,500	116,324
FANUC Ltd.	12,000	1,971,567
Fuji Machine Manufacturing Co. Ltd.	8,000	140,720
Glory Ltd.	8,000	166,363
Hino Motors Ltd.	24,000	173,439
Hitachi Zosen Corp.	334,000	408,565
Komatsu Ltd.	58,300	1,397,332
Komori Corp.	20,600	143,728
Kubota Corp.	98,000	904,417
Makino Milling Machine Co. Ltd.	26,000	158,380
Makita Corp.	27,800	977,408
Max Co. Ltd.	10,000	118,352
Minebea Co. Ltd.	50,000	198,368
Mitsubishi Heavy Industries Ltd.	1,084,000	4,401,607
Nabtesco Corp.	10,300	229,008
NSK Ltd.	35,000	225,957
Oiles Corp.	17,600	360,930
ShinMaywa Industries Ltd.	37,000	183,461
Sintokogio Ltd.	16,100	161,565
SMC Corp.	4,400	761,530
Sumitomo Heavy Industries Ltd.	35,000	157,152
Tsubakimoto Chain Co.	35,000	203,014

		13,649,700

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Marine 0.4%
Nippon Yusen K.K.	228,000	605,518

Road and Rail 2.2%
East Japan Railway Co.	38,000	2,385,795
Fukuyama Transporting Co. Ltd.	31,000	168,884
Hamakyorex Co. Ltd.	11,600	403,308
Hitachi Transport System Ltd.	11,100	205,516
Nippon Express Co. Ltd.	51,000	210,533
Seino Holdings Co. Ltd.	29,000	194,359

		3,568,395
Trading Companies and Distributors 4.6%
Hanwa Co. Ltd.	52,000	198,185
ITOCHU Corp.	35,300	370,426
Marubeni Corp.	62,000	412,656
Mitsubishi Corp.	129,000	2,604,974
Mitsui & Co. Ltd.	167,700	2,488,121
MonotaRO Co. Ltd.	10,800	239,015
Nishio Rent All Co. Ltd.	14,000	170,786
Sumitomo Corp.	43,500	608,587
Toshin Group Co. Ltd.	7,300	174,750
Trusco Nakayama Corp.	6,900	140,396

		7,407,896
Transportation Infrastructure 0.5%
Mitsubishi Logistics Corp.	37,000	390,513
Mitsui-Soko Co. Ltd.	40,000	146,182
Sumitomo Warehouse Co. Ltd.	39,000	186,311

		723,006

Total Industrials		39,805,683

Information Technology 11.5%
Communications Equipment 0.2%
Hitachi Kokusai Electric, Inc.	34,000	267,497

	Shares	Value ($)
Computers and Peripherals 1.1%
Fujitsu Ltd.	42,000	201,251
Melco Holdings, Inc.	9,800	214,011
NEC Corp.*	277,000	429,942
Seiko Epson Corp.	12,000	121,637
Toshiba Corp.	211,000	800,813

		1,767,654
Electronic Equipment and Instruments 6.2%
Alps Electric Co. Ltd.	22,800	160,870
Canon Electronics, Inc.	7,200	151,028
Daishinku Corp.	21,000	65,754
FUJIFILM Holdings Corp.	8,100	153,133
Hakuto Co. Ltd.	11,500	113,720
Hamamatsu Photonics K.K.	19,000	643,378
Hitachi High -Technologies Corp.	25,800	635,791
Hitachi Ltd.	696,000	4,280,484
Iriso Electronics Co. Ltd.	7,600	145,508
Keyence Corp.	3,300	816,150
Macnica, Inc.	9,200	206,554
Murata Manufacturing Co. Ltd.	3,600	188,850
Nichicon Corp.	11,800	114,668
Nihon Dempa Kogyo Co. Ltd.	8,500	104,983
Panasonic Electric Works SUNX Co. Ltd.	30,000	138,458
Siix Corp.	32,200	391,742
Taiyo Yuden Co. Ltd.	16,300	159,842
TDK Corp.	26,500	1,075,605
Yaskawa Electric Corp.	52,000	394,627

		9,941,145
Internet Software and Services 0.3%
F@N Communications, Inc.	238	311,382
Kakaku.com, Inc.	5,600	190,693
mixi, Inc.	21	36,285

		538,360

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
IT Services 0.8%
CAC Corp.	18,700	147,876
IT Holdings Corp.	35,200	419,995
NET One Systems Co. Ltd.	36,600	487,147
NTT Data Corp.	67	205,730

		1,260,748
Office Electronics 1.3%
Canon, Inc.	43,100	1,725,843
Ricoh Co. Ltd.	21,000	177,276
Toshiba TEC Corp.	45,000	169,332

		2,072,451
Semiconductors and Semiconductor Equipment 0.6%
Mimasu Semiconductor Industry Co. Ltd.	12,900	110,910
Rohm Co. Ltd.	5,200	200,017
Tokyo Electron Ltd.	12,600	589,257

		900,184
Software 1.0%
DTS Corp.	8,900	112,472
Nintendo Co. Ltd.	6,600	770,115
OBIC Business Consultants Co. Ltd.	3,150	169,607
Square Enix Holdings Co. Ltd.	38,200	602,345

		1,654,539

Total Information Technology		18,402,578

Materials 9.9%
Chemicals 6.6%
ADEKA Corp.	52,900	459,146
Arakawa Chemical Industries Ltd.	17,900	151,330
Asahi Kasei Corp.	30,000	162,752
C Uyemura & Co. Ltd.	3,700	139,981

	Shares	Value ($)
Daicel Corp.	160,000	982,650
Hitachi Chemical Co. Ltd.	23,900	374,535
JSP Corp.	4,900	71,052
JSR Corp.	22,000	381,659
Kuraray Co. Ltd.	61,200	792,205
KUREHA Corp.	45,000	198,893
LINTEC Corp.	7,000	124,953
Mitsubishi Chemical Holdings Corp.	183,500	808,153
Mitsubishi Gas Chemical Co., Inc.	142,000	807,054
Nippon Shokubai Co. Ltd.	56,000	675,789
Sakai Chemical Industry Co. Ltd.	48,000	161,231
Sanyo Chemical Industries Ltd.	13,000	82,656
Shikoku Chemicals Corp.	26,000	148,758
Shin-Etsu Chemical Co. Ltd.	15,600	858,258
Showa Denko K.K.	494,000	960,051
Sumitomo Chemical Co. Ltd.	193,000	593,538
Taiyo Nippon Sanso Corp.	12,000	70,108
Tokai Carbon Co. Ltd.	31,000	136,307
Toray Industries, Inc.	59,000	402,395
Toyo Ink SC Holdings Co. Ltd.	76,000	279,001
Ube Industries Ltd.	360,000	835,541

		10,657,996
Containers and Packaging 0.1%
FP Corp.	3,100	192,212

Metals and Mining 2.7%
Asahi Holdings, Inc.	8,300	168,299
Chubu Steel Plate Co. Ltd.	31,700	143,769
Daido Steel Co. Ltd.	29,000	180,604
Dowa Holdings Co. Ltd.	88,000	545,639
Hitachi Metals Ltd.	14,000	166,794
JFE Holdings, Inc.	9,300	155,505
Nisshin Steel Co. Ltd.	124,000	174,099
Osaka Steel Co. Ltd.	20,400	367,836

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Sumitomo Metal Industries Ltd.	234,000	385,197
Sumitomo Metal Mining Co. Ltd.	138,000	1,553,247
Toho Zinc Co. Ltd.	43,000	169,836
Yamato Kogyo Co. Ltd.	11,800	328,804

		4,339,629
Paper and Forest Products 0.5%
OJI Paper Co. Ltd.	205,000	787,180

Total Materials		15,977,017

Telecommunication Services 5.0%
Diversified Telecommunication Services 2.4%
Nippon Telegraph and Telephone Corp.	83,600	3,884,236

Wireless Telecommunication Services 2.6%
KDDI Corp.	92	593,431
NTT DoCoMo, Inc.	1,508	2,509,580
Softbank Corp.	29,300	1,089,349

		4,192,360

Total Telecommunication Services		8,076,596

Utilities 1.0%
Gas Utilities 1.0%
Tokyo Gas Co. Ltd.	306,000	1,562,762

Total Utilities		1,562,762

Total Common Stocks (Cost $137,556,565)		157,776,311

Total Investments 98.2% (Cost $137,556,565)		157,776,311

Percentages are based on net assets of $160,729,604.

*	Non income-producing security.

Schedule of Investments (Unaudited) - The Japan Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$157,776,311	$—	$157,776,311

Total Investments	$—	$157,776,311	$—	$157,776,311

The security in the table below was a Level 3 security because it was fair valued under procedures adopted by the Board of Directors during the period. Such valuation was based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

During the period this security was transferred from a Level 3 security to a Level 2 security due to a corporate action and a fair valued price being available by an independent pricing service.

The following information is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of September 30, 2011	Accrued Premiums/ (Discounts)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers In	Transfers Out	Balance as of June 30, 2012
Common Stocks	$220,676	$—	$—	$(63,351)	$—	$—	$—	$(157,325)	$—

Total Investments	$220,676	$—	$—	$(63,351)	$—	$—	$—	$(157,325)	$—

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2012

Common Stocks 109.2%

	Shares	Value ($)
Australia 18.3%
Commercial Services and Supplies 1.9%
Mineral Resources Ltd.	28,350	262,228

Metals and Mining 16.4%
BHP Billiton Ltd.	28,125	916,778
Newcrest Mining Ltd.	12,080	281,177
PanAust Ltd.*	112,801	321,207
Rio Tinto Ltd.	13,089	769,357

		2,288,519

Total Australia		2,550,747

China 6.1%
Automobiles 3.5%
Dongfeng Motor Group Co. Ltd. - H Shares	308,000	482,569

Internet Software and Services 2.6%
Tencent Holdings Ltd.	12,500	369,131

Total China		851,700

Hong Kong 18.3%
Commercial Banks 2.7%
BOC Hong Kong Holdings Ltd.	124,500	383,156

Computers and Peripherals 0.9%
Lenovo Group Ltd.	150,000	127,786

Hotels, Restaurants & Leisure 4.2%
Sands China Ltd.	68,000	217,828
SJM Holdings Ltd.	197,000	366,542

		584,370
Personal Products 2.2%
Hengan International Group Co. Ltd.	31,000	301,016

Real Estate Investment Trusts (REITs) 3.6%
Link	121,338	495,298

Real Estate Management and Development 2.1%
Sun Hung Kai Properties Ltd.	25,036	296,922

	Shares	Value ($)
Textiles, Apparel and Luxury Goods 2.6%
Belle International Holdings Ltd.	155,000	265,527
Emperor Watch & Jewellery Ltd.	1,100,000	100,750

		366,277

Total Hong Kong		2,554,825

India 4.9%
Automobiles 1.4%
Tata Motors Ltd., ADR	8,600	188,856

Commercial Banks 1.6%
ICICI Bank Ltd., ADR	6,900	223,629

Construction and Engineering 1.9%
Larsen & Toubro Ltd., GDR, Reg - S Shares	10,518	267,473

Total India		679,958

Indonesia 12.4%
Automobiles 1.4%
Astra International Tbk PT	270,000	197,431

Cement 1.9%
Indocement Tunggal Prakarsa Tbk PT	141,000	261,109

Commercial Banks 2.3%
Bank Bukopin Tbk PT	1,146,500	77,065
Bank Mandiri Tbk PT	312,500	241,891

		318,956
Food Products 1.1%
BW Plantation Tbk PT	973,500	149,002

Oil, Gas and Consumable Fuels 0.9%
Adaro Energy Tbk PT	802,000	125,390

Textiles, Apparel and Luxury Goods 0.6%
Indomobil Sukses Internasional Tbk PT	110,000	82,414

Tobacco 2.5%
Gudang Garam Tbk PT	53,000	350,924

Trading Companies and Distributors 1.7%
AKR Corporindo Tbk PT	657,000	244,880

Total Indonesia		1,730,106

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of 18.5%
Auto Components 3.9%
Hyundai Mobis	2,233	540,554

Construction and Engineering 3.3%
Samsung Engineering Co. Ltd.	2,913	462,365

Machinery 0.7%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,410	102,517

Semiconductors and Semiconductor Equipment 8.7%
Samsung Electronics Co. Ltd.	1,145	1,213,955

Software 1.9%
NCSoft Corp.	1,074	257,351

Total Korea, Republic of		2,576,742

Malaysia 1.5%
Airlines 1.5%
AirAsia BHD	182,500	206,460

Total Malaysia		206,460

Philippines 10.0%
Commercial Banks 2.0%
Metropolitan Bank & Trust	124,694	274,298

Food Products 0.9%
Universal Robina Corp.	79,440	119,542

Industrial Conglomerates 4.6%
Alliance Global Group, Inc.	450,000	124,529
DMCI Holdings, Inc.	383,300	518,956

		643,485
Real Estate Management and Development 1.2%
Ayala Land, Inc.	324,600	166,994

	Shares	Value ($)
Transportation Infrastructure 1.3%
International Container Terminal Services, Inc.	105,460	184,785

Total Philippines		1,389,104

Singapore 1.3%
Hotels, Restaurants & Leisure 1.3%
Overseas Union Enterprise Ltd.	109,000	185,022

Total Singapore		185,022

Taiwan 10.1%
Capital Markets 1.6%
Yuanta Financial Holding Co. Ltd.	480,842	220,633

Electronic Equipment and Instruments 1.1%
HON HAI Precision Industry Co. Ltd.	49,928	150,550

Hotels, Restaurants & Leisure 0.9%
Formosa International Hotels Corp.	12,400	133,635

Leisure Equipment and Products 1.9%
Giant Manufacturing Co. Ltd.	56,718	263,994

Semiconductors and Semiconductor Equipment 4.6%
Kinsus Interconnect Technology Corp.	58,000	160,508
Radiant Opto-Electronics Corp.	95,282	483,095

		643,603

Total Taiwan		1,412,415

Thailand 7.8%
Building Products 1.2%
Dynasty Ceramic PCL	101,800	164,271

Chemicals 2.2%
PTT Global Chemical PCL	177,365	309,942

Diversified Telecommunication Services 0.5%
Jasmine International PCL	660,600	63,647

Food and Staples Retailing 1.9%
CP ALL PCL	239,600	267,815

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Thailand (continued)
Multiline Retail 2.0%
Robinson Department Store PCL	141,200	275,642

Total Thailand		1,081,317

Total Common Stocks (Cost $13,834,136)		15,218,396

Participatory Notes 6.9%

India 6.9%
Commercial Banks 1.3%
HDFC Bank Ltd., Issued by Merrill Lynch International & Co., maturity date 05/26/15, 144A	18,068	183,085

IT Services 1.5%
Tata Consultancy Services Ltd., Issued by JPMorgan International, maturity date 02/07/17, 144A	9,010	205,248

Thrifts and Mortgage Finance 1.3%
Housing Development Finance Corp., Issued by Merrill Lynch International & Co., maturity date 08/19/15, 144A	16,166	189,869

Tobacco 2.8%
ITC Ltd., Issued by JPMorgan International, maturity date 02/16/17, 144A	83,666	387,949

Total India		966,151

Total Participatory Notes (Cost $1,039,177)		966,151

Short-Term Investment 1.8%

United States 1.8%
State Street Institutional Liquid Reserve, 0.20% (a)	252,595	252,595

Total Short-Term Investment (Cost $252,595)		252,595

Total Investments 117.9% (Cost $15,125,908)		16,437,142

Percentages are based on net assets of $13,939,854.

(a)	Yield as of June 30, 2012.
*	Non income-producing security.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $966,151 or 6.9% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,761,275	$13,457,121	$—	$15,218,396
Participatory Notes	—	966,151	—	966,151
Short-Term Investment	—	252,595	—	252,595

Total Investments	$1,761,275	$14,675,867	$—	$16,437,142

Schedule of Investments (Unaudited) - India Fund

as of June 30, 2012

Common Stocks 96.4%

	Shares	Value ($)
Consumer Discretionary 4.5%
Automobiles 4.5%
Maruti Suzuki India Ltd.	8,000	168,662
Tata Motors Ltd.	59,502	259,214

Total Consumer Discretionary		427,876

Consumer Staples 9.9%
Food Products 1.4%
McLeod Russel India Ltd.	26,000	138,882

Tobacco 8.5%
ITC Ltd.	175,000	818,174

Total Consumer Staples		957,056

Energy 11.4%
Oil, Gas and Consumable Fuels 11.4%
Bharat Petroleum Corp. Ltd.	16,408	218,689
Hindustan Petroleum Corp. Ltd.	44,863	270,918
Reliance Industries Ltd.	46,120	611,342

Total Energy		1,100,949

Financials 37.9%
Commercial Banks 18.0%
HDFC Bank Ltd.	111,000	1,123,452
ICICI Bank Ltd.	38,000	611,124

		1,734,576
Diversified Financial Services 12.4%
Indiabulls Financial Services Ltd.	46,045	191,194
Infrastructure Development Finance Co. Ltd.	131,000	322,300
Kotak Mahindra Bank Ltd.	27,498	293,473

	Shares	Value ($)
Power Finance Corp. Ltd.	121,632	388,800

		1,195,767
Real Estate Management and Development 1.7%
Indiabulls Real Estate Ltd.	150,000	166,654

Thrifts and Mortgage Finance 5.8%
Housing Development Finance Corp. Ltd.	47,203	553,345

Total Financials		3,650,342

Health Care 4.5%
Pharmaceuticals 4.5%
Dr. Reddy’s Laboratories Ltd.	14,500	429,327

Total Health Care		429,327

Industrials 9.9%
Construction and Engineering 9.9%
IRB Infrastructure Developers Ltd.	69,411	157,805
Larsen & Toubro Ltd.	16,881	425,767
Sadbhav Engineering Ltd.	144,423	369,451

Total Industrials		953,023

Information Technology 7.9%
IT Services 7.9%
HCL Technologies Ltd.	26,645	226,935
Infosys Ltd.	5,389	243,258
Tata Consultancy Services Ltd.	12,652	291,159

Total Information Technology		761,352

Materials 9.9%
Construction Materials 2.1%
ACC Ltd.	8,724	199,820

Metals and Mining 7.8%
Jindal Steel & Power Ltd.	37,033	312,857

Schedule of Investments (Unaudited) - India Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Sterlite Industries India Ltd.	169,930	316,784
Tata Steel Ltd.	15,183	120,702

		750,343

Total Materials		950,163

Utilities 0.5%
Independent Power Producers and Energy Traders 0.5%
JSW Energy Ltd.	53,674	50,473

Total Utilities		50,473

Total Common Stocks (Cost $9,310,429)		9,280,561

Short-Term Investment 0.6%
State Street Institutional Liquid Reserve, 0.20% (a)	51,015	51,015

Total Short-Term Investment (Cost $51,015)		51,015

Total Investments 97.0% (Cost $9,361,444)		9,331,576

Percentages are based on net assets of $9,624,200.

(a)	Yield as of June 30, 2012.

Schedule of Investments (Unaudited) - India Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$9,280,561	$—	$9,280,561
Short-Term Investment	—	51,015	—	51,015

Total Investments	$—	$9,331,576	$—	$9,331,576

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2012

Common Stocks 96.3%

	Shares	Value ($)
China 28.8%
Airlines 0.4%
Air China Ltd. - H Shares	48,000	28,455

Automobiles 1.6%
Dongfeng Motor Group Co. Ltd. - H Shares	44,000	68,938
Great Wall Motor Co. Ltd. - H Shares	27,000	54,188

		123,126
Capital Markets 1.3%
CITIC Securities Co. Ltd. - H Shares	21,000	44,539
Haitong Securities Co. Ltd.*	40,400	56,137

		100,676
Cement 1.0%
Anhui Conch Cement Co. Ltd. - H Shares	8,000	21,996
China Shanshui Cement Group Ltd.	80,000	54,636

		76,632
Chemicals 0.4%
China BlueChemical Ltd. - H Shares	58,000	33,242

Commercial Banks 8.0%
Agricultural Bank of China Ltd. - H Shares	123,000	49,660
Bank of China Ltd. - H Shares	185,800	71,095
Bank of Communications Co. Ltd. - H Shares	44,000	29,853
China Construction Bank Corp. - H Shares	398,790	274,955
Industrial & Commercial Bank of China Ltd. - H Shares	358,000	200,185

		625,748

	Shares	Value ($)
Diversified Telecommunication Services 0.4%
China Communication Services Corp. Ltd. - H Shares	64,400	31,927

Electrical Equipment 0.4%
Zhuzhou CSR Times Electric Co. Ltd.	12,000	33,041

Electronic Equipment and Instruments 1.1%
China Resources Power Holdings Co. Ltd.	44,000	90,588

Gas Utilities 0.2%
ENN Energy Holdings Ltd.	4,000	14,091

Independent Power Producers and Energy Traders 1.2%
Huaneng Power International, Inc. - H Shares	120,000	90,676

Insurance 1.5%
China Pacific Insurance Group Co. Ltd. - H Shares	26,600	86,717
Ping An Insurance Group Co.	4,000	32,253

		118,970
Internet Software and Services 1.1%
Tencent Holdings Ltd.	3,000	88,592

Machinery 0.8%
China National Materials Co. Ltd. - H Shares	96,000	29,876
Sinotruk Hong Kong Ltd.	41,500	24,918
Zoomlion Heavy Industry Science and Technology Co. Ltd.	8,800	11,309

		66,103
Marine 0.8%
China COSCO Holdings Co. Ltd. - H Shares*	143,500	64,321

Oil, Gas and Consumable Fuels 6.9%
China Petroleum & Chemical Corp. - H Shares	120,000	107,572
China Shenhua Energy Co. Ltd. - H Shares	38,000	134,010

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
China (continued)
PetroChina Co. Ltd. - H Shares	232,000	301,906

		543,488
Real Estate Management and Development 1.7%
KWG Property Holding Ltd.	55,500	35,306
Soho China Ltd.	125,500	96,437

		131,743

Total China		2,261,419

Hong Kong 37.5%
Commercial Banks 0.9%
BOC Hong Kong Holdings Ltd.	23,500	72,323

Construction and Engineering 1.5%
China Communications Construction Co. Ltd. - H Shares	130,000	115,338

Distributors 1.2%
Li & Fung Ltd.	50,000	96,892

Diversified Financial Services 0.4%
First Pacific Co. Ltd.	28,000	29,172

Diversified Telecommunication Services 0.3%
China Unicom Hong Kong Ltd.	18,000	22,567
HKT Trust / HKT Ltd.	3,869	3,032

		25,599
Electric Utilities 3.1%
CLP Holdings Ltd.	11,000	93,489
Power Assets Holdings Ltd.	20,500	153,790

		247,279
Food Products 1.0%
China Foods Ltd.	78,000	77,260

Hotels, Restaurants & Leisure 3.6%
Sands China Ltd.	35,600	114,039
SJM Holdings Ltd.	92,000	171,177

		285,216

	Shares	Value ($)
Oil, Gas and Consumable Fuels 4.3%
CNOOC Ltd.	130,000	262,248
Kunlun Energy Co. Ltd.	46,000	73,954

		336,202
Paper and Forest Products 0.4%
Nine Dragons Paper Holdings Ltd.	51,000	28,790

Pharmaceuticals 0.9%
Sino Biopharmaceutical	72,000	26,092
United Laboratories International Holdings Ltd.*	116,000	48,401

		74,493
Real Estate Investment Trusts (REITs) 2.0%
Link	38,000	155,115

Real Estate Management and Development 9.5%
Cheung Kong Holdings Ltd.	17,000	210,074
China Overseas Land & Investment Ltd.	72,000	168,904
Hang Lung Properties Ltd.	27,000	91,909
Hongkong Land Holdings Ltd.	9,000	51,825
Sun Hung Kai Properties Ltd.	5,079	60,236
Swire Pacific Ltd. - A Shares	12,000	139,817
Wheelock & Co. Ltd.	6,000	22,681

		745,446
Textiles, Apparel and Luxury Goods 0.8%
Belle International Holdings Ltd.	30,000	51,392
GOME Electrical Appliances Holdings Ltd.*	105,000	13,991

		65,383
Transportation Infrastructure 1.2%
China Merchants Holdings International Co. Ltd.	14,000	42,729
Cosco Pacific Ltd.	40,000	55,014

		97,743

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Wireless Telecommunication Services 6.4%
China Mobile Ltd.	45,500	500,658

Total Hong Kong		2,952,909

Taiwan 30.0%
Capital Markets 2.0%
Yuanta Financial Holding Co. Ltd.	341,711	156,793

Chemicals 4.3%
Formosa Plastics Corp.	80,990	217,790
Taiwan Fertilizer Co. Ltd.	51,000	117,925

		335,715
Communications Equipment 1.3%
HTC Corp.	7,780	102,294

Computers and Peripherals 1.6%
Quanta Computer, Inc.	47,000	126,532

Construction and Engineering 1.0%
CTCI Corp.	44,000	82,204

Electronic Equipment and Instruments 5.6%
HON HAI Precision Industry Co. Ltd.	95,800	288,871
Synnex Technology International Corp.	9,000	22,012
Tripod Technology Corp.	14,430	41,091
WPG Holdings Co. Ltd.	72,736	85,791

		437,765
Health Care Equipment and Supplies 0.6%
St Shine Optical Co. Ltd.	4,000	44,975

Hotels, Restaurants & Leisure 0.9%
Formosa International Hotels Corp.	6,655	71,721

Insurance 1.0%
China Life Insurance Co. Ltd.	88,695	83,793

Leisure Equipment and Products 2.3%
Giant Manufacturing Co. Ltd.	38,520	179,291

	Shares	Value ($)
Real Estate Management and Development 1.8%
Farglory Land Development Co. Ltd.	31,000	55,263
Prince Housing & Development Corp.	127,530	86,125

		141,388
Semiconductors and Semiconductor Equipment 6.5%
Kinsus Interconnect Technology Corp.	23,000	63,650
Radiant Opto-Electronics Corp.	41,575	210,792
RichTek Technology Corp.	400	2,379
Taiwan Semiconductor Manufacturing Co. Ltd.	86,629	237,115

		513,936
Wireless Telecommunication Services 1.1%
Far EasTone Telecommunications Co. Ltd.	39,000	84,485

Total Taiwan		2,360,892

Total Common Stocks (Cost $6,888,645)		7,575,220

Short-Term Investment 2.0%

United States 2.0%
State Street Institutional Liquid Reserve, 0.20% (a)	158,011	158,011

Total Short-Term Investment (Cost $158,011)		158,011

Total Investments 98.3% (Cost $7,046,656)		7,733,231

Percentages are based on net assets of $7,863,574.

*	Non income-producing security.
(a)	Yield as of June 30, 2012.

Schedule of Investments (Unaudited) - Greater China Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$7,575,220	$—	$7,575,220
Short-Term Investment	—	158,011	—	158,011

Total Investments	$—	$7,733,231	$—	$7,733,231

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

Common Stocks 98.3%

	Shares	Value ($)
Australia 5.7%
Beverages 0.6%
Coca-Cola Amatil Ltd.	3,488	47,907

Commercial Banks 0.8%
Westpac Banking Corp.	2,940	63,958

Diversified Telecommunication Services 0.7%
Telstra Corp. Ltd.	14,377	54,480

Health Care Equipment and Supplies 0.3%
Cochlear Ltd.	314	21,266

Insurance 0.3%
QBE Insurance Group Ltd.	1,751	24,141

Metals and Mining 1.3%
BHP Billiton Ltd.	3,003	97,887

Real Estate Investment Trusts (REITs) 1.7%
Stockland	2,382	7,542
Westfield Group	7,473	72,807
Westfield Retail Trust	15,764	46,212

		126,561

Total Australia		436,200

Brazil 2.0%
Beverages 0.2%
Cia de Bebidas das Americas, ADR	400	15,332

Diversified Telecommunication Services 0.5%
Telefonica Brasil S.A., ADR	1,500	37,110

Electric Utilities 0.2%
Light S.A.	1,500	18,522

Metals and Mining 0.9%
Vale S.A., ADR	3,400	67,490

Tobacco 0.2%
Souza Cruz S.A.	1,200	17,613

Total Brazil		156,067

Canada 1.4%
Commercial Banks 1.1%
Bank of Nova Scotia	1,626	84,230

	Shares	Value ($)
Oil, Gas and Consumable Fuels 0.3%
Crescent Point Energy Corp.	600	22,395

Total Canada		106,625

Chile 1.4%
Commercial Banks 1.4%
Banco de Chile, ADR	510	43,051
Banco Santander Chile, ADR	800	61,992

Total Chile		105,043

China 0.4%
Commercial Banks 0.4%
Industrial & Commercial Bank of China Ltd. - H Shares	55,000	30,755

Total China		30,755

France 4.8%
Electrical Equipment 0.4%
Legrand S.A.	975	33,160

Insurance 0.7%
SCOR SE	2,189	53,110

Oil, Gas and Consumable Fuels 1.8%
Total S.A.	3,050	137,644

Pharmaceuticals 1.9%
Sanofi	1,856	140,743

Total France		364,657

Germany 1.8%
Automobiles 0.7%
Daimler AG	1,225	55,093

Chemicals 0.3%
BASF SE	348	24,182

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG	1,661	18,222

Industrial Conglomerates 0.5%
Siemens AG	439	36,901

Total Germany		134,398

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Hong Kong 1.4%
Communications Equipment 0.8%
VTech Holdings Ltd.	5,100	60,737

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	4,500	49,515

Total Hong Kong		110,252

Ireland 0.6%
Cement 0.6%
CRH PLC	2,399	46,121

Total Ireland		46,121

Israel 1.3%
Chemicals 0.5%
Israel Chemicals Ltd.	3,583	39,555

Diversified Telecommunication Services 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	21,651	22,910

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	900	35,496

Total Israel		97,961

Italy 1.0%
Electric Utilities 0.5%
Terna - Rete Elettrica Nazionale SpA	10,734	38,676

Gas Utilities 0.5%
Snam Rete Gas SpA	7,953	35,454

Total Italy		74,130

Japan 6.0%
Building Products 0.3%
Asahi Glass Co. Ltd.	3,000	20,193

	Shares	Value ($)
Chemicals 0.6%
Shin-Etsu Chemical Co. Ltd.	900	49,515

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc.	4,700	22,493

Commercial Services and Supplies 0.5%
Secom Co. Ltd.	800	36,722

Diversified Consumer Services 0.5%
Benesse Holdings, Inc.	800	35,766

Food and Staples Retailing 0.3%
Lawson, Inc.	300	20,989

Metals and Mining 0.4%
Sumitomo Metal Mining Co. Ltd.	3,000	33,766

Office Electronics 0.8%
Canon, Inc.	1,600	64,069

Pharmaceuticals 0.5%
Tsumura & Co.	1,400	37,046

Software 0.4%
Trend Micro, Inc.	1,000	29,524

Trading Companies and Distributors 1.1%
Mitsubishi Corp.	4,200	84,813

Wireless Telecommunication Services 0.3%
NTT DoCoMo, Inc.	16	26,627

Total Japan		461,523

Malaysia 0.5%
Wireless Telecommunication Services 0.5%
Axiata Group Bhd	22,100	38,167

Total Malaysia		38,167

Mexico 1.3%
Household Products 0.8%
Kimberly-Clark de Mexico SAB de C.V. - A Shares	31,500	61,702

Metals and Mining 0.5%
Grupo Mexico SAB de C.V. - Series B	13,128	39,021

Total Mexico		100,723

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Netherlands 1.9%
Chemicals 0.5%
Koninklijke DSM NV	853	42,085

Oil, Gas and Consumable Fuels 1.4%
Royal Dutch Shell PLC - B Shares	2,964	103,444

Total Netherlands		145,529

Russia 0.7%
Oil, Gas and Consumable Fuels 0.7%
Gazprom OAO, ADR	5,190	49,305

Total Russia		49,305

Singapore 2.0%
Industrial Conglomerates 1.2%
Keppel Corp. Ltd.	11,300	92,593

Real Estate Investment Trusts (REITs) 0.3%
CapitaMall Trust	16,000	24,237

Wireless Telecommunication Services 0.5%
StarHub Ltd.	12,000	32,538

Total Singapore		149,368

Spain 0.2%
Diversified Telecommunication Services 0.2%
Telefonica S.A.	1,348	17,784

Total Spain		17,784

Sweden 0.7%
Machinery 0.7%
Atlas Copco AB - B Shares	1,367	26,137
Sandvik AB	2,166	27,885

Total Sweden		54,022

Switzerland 5.5%
Diversified Telecommunication Services 0.5%
Swisscom AG	98	39,396

	Shares	Value ($)
Food Products 1.4%
Nestle S.A.	1,768	105,464

Insurance 0.7%
Zurich Financial Services AG*	234	52,795

Pharmaceuticals 2.7%
Novartis AG	2,135	119,090
Roche Holding AG	513	88,558

		207,648
Semiconductors and Semiconductor Equipment 0.2%
STMicroelectronics NV	3,269	17,978

Total Switzerland		423,281

Taiwan 1.4%
Electronic Equipment and Instruments 0.2%
Delta Electronics, Inc.	5,000	15,490

Semiconductors and Semiconductor Equipment 1.2%
Radiant Opto-Electronics Corp.	4,000	20,281
Taiwan Semiconductor Manufacturing Co. Ltd.	27,079	74,119

		94,400

Total Taiwan		109,890

United Kingdom 11.9%
Commercial Banks 2.3%
HSBC Holdings PLC	11,954	105,404
Standard Chartered PLC	3,174	69,196

		174,600
Food and Staples Retailing 1.1%
Tesco PLC	18,059	87,782

Food Products 0.4%
Unilever PLC	995	33,441

Insurance 0.6%
RSA Insurance Group PLC	27,542	46,690

Media 1.5%
Pearson PLC	3,249	64,529

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
United Kingdom (continued)
Reed Elsevier PLC	6,259	50,212

		114,741
Metals and Mining 0.5%
Antofagasta PLC	2,206	37,861

Multi-Utilities 0.5%
National Grid PLC	3,466	36,686

Oil, Gas and Consumable Fuels 1.9%
BP PLC	21,534	144,281

Pharmaceuticals 1.6%
GlaxoSmithKline PLC	5,307	120,341

Tobacco 1.0%
British American Tobacco PLC	1,474	75,024

Wireless Telecommunication Services 0.5%
Vodafone Group PLC	14,928	41,942

Total United Kingdom		913,389

United States 44.4%
Aerospace and Defense 1.9%
Lockheed Martin Corp.	300	26,124
Northrop Grumman Corp.	300	19,137
Raytheon Co.	600	33,954
The Boeing Co.	500	37,150
United Technologies Corp.	400	30,212

		146,577
Air Freight and Logistics 1.2%
United Parcel Service, Inc. - Class B	1,200	94,512

Beverages 2.8%
Coca-Cola Co.	1,500	117,285
Dr. Pepper Snapple Group, Inc.	2,300	100,625

		217,910
Biotechnology 0.2%
Amgen, Inc.	200	14,608

	Shares	Value ($)
Chemicals 1.9%
E. I. du Pont de Nemours & Co.	2,200	111,254
The Dow Chemical Co.	1,100	34,650

		145,904
Commercial Banks 0.5%
M&T Bank Corp.	500	41,285

Commercial Services and Supplies 0.5%
Avery Dennison Corp.	700	19,138
Republic Services, Inc.	700	18,522

		37,660
Distributors 0.3%
Genuine Parts Co.	400	24,100

Diversified Financial Services 1.1%
JPMorgan Chase & Co.	1,600	57,168
NYSE Euronext	1,100	28,138

		85,306
Diversified Telecommunication Services 2.1%
AT&T, Inc.	1,500	53,490
CenturyLink, Inc.	1,300	51,337
Verizon Communications, Inc.	1,300	57,772

		162,599
Electric Utilities 1.9%
Duke Energy Corp.	2,600	59,956
NV Energy, Inc.	1,100	19,338
Southern Co.	1,400	64,820

		144,114
Electrical Equipment 0.5%
Emerson Electric Co.	800	37,264

Electronic Equipment and Instruments 0.3%
Molex, Inc.	1,000	23,940

Food and Staples Retailing 1.2%
Sysco Corp.	2,500	74,525
Walgreen Co.	500	14,790

		89,315

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Food Products 0.7%
HJ Heinz Co.	1,000	54,380

Health Care Equipment and Supplies 0.5%
Medtronic, Inc.	1,000	38,730
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	1,200	60,756
McDonald’s Corp.	400	35,412
		96,168
Household Products 0.5%
Procter & Gamble Co.	600	36,750
Industrial Conglomerates 0.7%
General Electric Co.	2,400	50,016
Insurance 1.6%
Aflac, Inc.	1,900	80,921
Arthur J Gallagher & Co.	1,300	45,591
		126,512
IT Services 1.8%
Automatic Data Processing, Inc.	1,500	83,490
Paychex, Inc.	1,700	53,397
		136,887
Media 0.1%
The McGraw-Hill Cos., Inc.	200	9,000
Metals and Mining 1.6%
Nucor Corp.	2,300	87,170
Southern Copper Corp.	1,209	38,096
		125,266
Multi-Utilities 1.1%
Consolidated Edison, Inc.	500	31,095
Wisconsin Energy Corp.	1,300	51,441
		82,536
Oil, Gas and Consumable Fuels 4.3%
Chevron Corp.	1,500	158,250

	Shares	Value ($)
Exxon Mobil Corp.	2,000	171,140
		329,390
Pharmaceuticals 5.8%
Abbott Laboratories	1,300	83,811
Johnson & Johnson	2,300	155,388
Merck & Co., Inc.	4,900	204,575
		443,774
Semiconductors and Semiconductor Equipment 1.9%
Intel Corp.	1,300	34,645
Linear Technology Corp.	1,200	37,596
Microchip Technology, Inc.	2,200	72,776
		145,017
Software 0.4%
CA, Inc.	800	21,672
Microsoft Corp.	200	6,118
		27,790
Textiles, Apparel and Luxury Goods 0.5%
Home Depot, Inc.	700	37,093
Thrifts and Mortgage Finance 0.3%
People’s United Financial, Inc.	1,900	22,059
Tobacco 4.3%
Altria Group, Inc.	4,300	148,565
Lorillard, Inc.	300	39,585
Philip Morris International, Inc.	1,600	139,616
		327,766
Water Utilities 0.6%
American Water Works Co., Inc.	1,400	47,992
Total United States		3,402,220
Total Common Stocks (Cost $6,579,589)		7,527,410

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

	Shares	Value ($)
Short-Term Investment 1.2%
United States 1.2%
State Street Institutional Liquid Reserve, 0.20% (a)	89,366	89,366

Total Short-Term Investment (Cost $89,366)		89,366

Total Investments 99.5% (Cost $6,668,955)		7,616,776

Percentages are based on net assets of $7,656,151.

*	Non income-producing security.
(a)	Yield as of June 30, 2012.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,955,479	$3,571,931	$—	$7,527,410
Short-Term Investment	—	89,366	—	89,366

Total Investments	$3,955,479	$3,661,297	$—	$7,616,776

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2012

Common Stocks 82.2%

	Shares	Value ($)
Brazil 4.4%
Commercial Banks 1.0%
Banco do Brasil S.A.	14,700	142,938

Household Durables 0.6%
PDG Realty S.A. Empreendimentos e Participacoes	54,500	95,243

Road and Rail 1.5%
Localiza Rent a Car S.A.	15,300	231,195

Textiles, Apparel and Luxury Goods 1.3%
Cia Hering	10,400	197,281

Total Brazil		666,657

Chile 1.1%
Commercial Banks 1.1%
Banco Santander Chile, ADR	2,200	170,478

Total Chile		170,478

China 4.6%
Commercial Banks 3.3%
Industrial & Commercial Bank of China Ltd. - H Shares	892,180	498,885

Electrical Equipment 1.3%
Dongfang Electric Corp. Ltd. - Class H	101,000	206,235

Total China		705,120

Hong Kong 8.6%
Computers and Peripherals 2.7%
Lenovo Group Ltd.	484,000	412,322

Hotels, Restaurants & Leisure 1.0%
SJM Holdings Ltd.	80,000	148,849

Insurance 1.5%
China Taiping Insurance Holdings Co. Ltd.*	138,000	225,067

Oil, Gas and Consumable Fuels 3.4%
CNOOC Ltd.	258,000	520,461

	Shares	Value ($)
Total Hong Kong		1,306,699

India 1.8%
IT Services 1.8%
Infosys Ltd., ADR	6,100	274,866

Total India		274,866

Indonesia 2.7%
Commercial Banks 2.7%
Bank Mandiri Tbk PT	527,000	407,926

Total Indonesia		407,926

Korea, Republic of 13.4%
Auto Components 2.7%
Hyundai Mobis	1,694	410,075

Construction and Engineering 1.5%
Samsung Engineering Co. Ltd.	1,443	229,040

Insurance 2.1%
Korean Reinsurance Co.*	32,286	316,479

Semiconductors and Semiconductor Equipment 7.1%
Samsung Electronics Co. Ltd., GDR, 144A	2,052	1,090,638

Total Korea, Republic of		2,046,232

Malaysia 4.7%
Commercial Banks 2.2%
CIMB Group Holdings Bhd	138,200	330,730

Wireless Telecommunication Services 2.5%
Axiata Group Bhd	221,925	383,269

Total Malaysia		713,999

Mexico 8.4%
Chemicals 2.3%
Mexichem SAB de C.V.	79,735	342,976

Commercial Banks 2.0%
Grupo Financiero Banorte SAB de C.V.	59,400	306,981

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2012

Common Stocks (continued)

	Shares	Value ($)
Mexico (continued)
Food and Staples Retailing 0.9%
Controladora Comercial Mexicana SAB de C.V.	62,000	141,757

Wireless Telecommunication Services 3.2%
America Movil SAB de C.V. - Series L	371,700	485,952

Total Mexico		1,277,666

Peru 4.7%
Commercial Banks 3.1%
Credicorp Ltd.	3,700	465,793

Metals and Mining 1.6%
Cia de Minas Buenaventura S.A., ADR	6,500	246,870

Total Peru		712,663

Russia 7.3%
Food and Staples Retailing 1.6%
X5 Retail Group NV, GDR, 144A*	10,700	245,172

Metals and Mining 1.1%
Novolipetsk Steel OJSC, GDR, 144A	10,200	168,082

Oil, Gas and Consumable Fuels 4.6%
Gazprom OAO, ADR	30,526	289,997
Gazprom OAO, ADR	12,229	115,761
LUKOIL OAO, ADR	3,428	192,242
LUKOIL OAO, ADR	1,722	96,263

		694,263

Total Russia		1,107,517

South Africa 5.3%
Pharmaceuticals 2.9%
Aspen Pharmacare Holdings Ltd.*	28,177	434,866

Wireless Telecommunication Services 2.4%
MTN Group Ltd.	21,624	373,787

Total South Africa		808,653

	Shares	Value ($)
Taiwan 9.2%
Commercial Banks 1.7%
Chinatrust Financial Holding Co. Ltd.	442,590	254,756

Computers and Peripherals 2.7%
Simplo Technology Co. Ltd.	24,000	166,095
Wistron Corp.	204,243	251,420

		417,515
Semiconductors and Semiconductor Equipment 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	265,000	725,340

Total Taiwan		1,397,611

Thailand 3.7%
Commercial Banks 2.6%
Kasikornbank PCL, NVDR	77,200	395,847

Food and Staples Retailing 1.1%
CP ALL PCL	152,300	170,235

Total Thailand		566,082

Turkey 2.3%
Commercial Banks 2.3%
Turkiye Garanti Bankasi AS	89,053	351,095

Total Turkey		351,095

Total Common Stocks (Cost $11,658,167)		12,513,264

Preferred Stocks 10.9%

Brazil 10.9%
Commercial Banks 2.1%
Itau Unibanco Holding S.A.	22,400	315,507

Electronic Equipment and Instruments 1.8%
AES Tiete S.A.	19,500	277,573

Metals and Mining 3.4%
Vale S.A. - A Shares	26,332	513,399

Oil, Gas and Consumable Fuels 3.6%
Petroleo Brasileiro S.A.	60,100	546,091

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2012

Preferred Stocks (continued)

	Shares	Value ($)
Brazil (continued)
Total Brazil		1,652,570

Total Preferred Stocks (Cost $2,000,475)		1,652,570

Participatory Notes 5.0%

India 5.0%
Automobiles 1.6%
Maruti Suzuki India Ltd., Issued by Morgan Stanley Asia Products, maturity date 08/11/14, 144A	11,224	236,265

Diversified Financial Services 1.7%
Infrastructure Development Finance Co. Ltd., Issued by JP Morgan Structured Products, maturity date 4/13/17, 144A	44,395	107,880
Infrastructure Development Finance Co. Ltd., Issued by Morgan Stanley Asia Products, maturity date 03/18/14, 144A	64,092	157,147

		265,027
Metals and Mining 1.7%
Tata Steel Ltd., Issued by Morgan Stanley Asia Products, maturity date 12/28/12, 144A	32,716	259,808

Total India		761,100

Total Participatory Notes (Cost $946,238)		761,100

Short-Term Investment 3.2%

United States 3.2%
State Street Institutional Liquid Reserve, 0.20% (a)	493,661	493,661

Total Short-Term Investment (Cost $493,661)		493,661

Total Investments 101.3% (Cost $15,098,541)		15,420,595

Percentages are based on net assets of $15,224,256.

*	Non-income producing security.
(a)	Yield as of June 30, 2012.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $2,264,992 or 14.9% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,845,441	$7,667,823	$—	$12,513,264
Preferred Stocks	1,652,570	—	—	1,652,570
Participatory Notes	—	761,100	—	761,100
Short-Term Investment	—	493,661	—	493,661

Total Investments	$6,498,011	$8,922,584	$—	$15,420,595

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2012

Common Stocks 68.5%

	Shares	Value ($)
Argentina 5.5%
Commercial Banks 2.4%
Banco Macro S.A., ADR	14,500	187,920

Diversified Telecommunication Services 1.9%
Telecom Argentina S.A., ADR	12,400	146,444

Real Estate Management and Development 1.2%
IRSA Inversiones y Representaciones S.A., ADR	14,000	99,260

Total Argentina		433,624

Australia 2.1%
Commercial Banks 0.9%
Westpac Banking Corp.	3,000	65,264

Metals and Mining 0.5%
Newcrest Mining Ltd.	1,750	40,733

Oil, Gas and Consumable Fuels 0.7%
Origin Energy Ltd.	4,500	56,603

Total Australia		162,600

France 11.3%
Automobiles 1.3%
Renault S.A.	2,500	100,240

Commercial Banks 1.5%
Societe Generale S.A.	5,000	117,886

Construction and Engineering 2.1%
Bouygues S.A.	6,100	164,383

Diversified Telecommunication Services 1.8%
France Telecom S.A.	10,900	143,440

Electrical Equipment 1.7%
Alstom S.A.	4,100	130,230

Food Products 1.5%
Danone	1,850	114,852

Media 1.4%
Lagardere S.C.A.	3,900	108,882

Total France		879,913

	Shares	Value ($)
Germany 8.5%
Automobiles 2.2%
Daimler AG	3,800	170,901

Electric Utilities 1.2%
E.ON AG	4,300	92,624

Industrial Conglomerates 2.3%
Siemens AG	2,150	180,724

Insurance 1.1%
Muenchener Rueckversicherungs AG - REG	600	84,654

Textiles, Apparel and Luxury Goods 1.7%
Adidas AG	1,900	136,273

Total Germany		665,176

Italy 1.4%
Oil, Gas and Consumable Fuels 1.4%
ENI SpA	5,300	113,109

Total Italy		113,109

Luxembourg 1.3%
Metals and Mining 1.3%
ArcelorMittal	6,700	103,502

Total Luxembourg		103,502

Netherlands 4.2%
Diversified Financial Services 1.7%
ING Groep NV*	19,200	129,539

Diversified Telecommunication Services 1.3%
Koninklijke KPN NV	10,800	103,414

Oil, Gas and Consumable Fuels 1.2%
Royal Dutch Shell PLC - A Shares	2,800	94,322

Total Netherlands		327,275

Norway 1.2%
Oil, Gas and Consumable Fuels 1.2%
Statoil ASA	3,850	92,061

Total Norway		92,061

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2012

Common Stocks (continued)

Peru 1.0%
Commercial Banks 1.0%
Credicorp Ltd.	600	75,534

Total Peru		75,534

Spain 0.9%
Commercial Banks 0.9%
Banco Santander S.A.	10,416	69,566

Total Spain		69,566

Sweden 1.6%
Communications Equipment 1.6%
Telefonaktiebolaget LM Ericsson - B Shares	13,700	125,012

Total Sweden		125,012

Switzerland 13.1%
Capital Markets 1.5%
UBS AG*	10,000	116,944

Food Products 3.1%
Nestle S.A.	4,150	247,553

Health Care Equipment and Supplies 1.5%
Nobel Biocare Holding AG	11,200	115,792

Pharmaceuticals 5.2%
Novartis AG	3,800	211,964
Roche Holding AG	1,120	193,342

		405,306
Semiconductors and Semiconductor Equipment 1.8%
STMicroelectronics NV	25,900	142,438

Total Switzerland		1,028,033

United Kingdom 16.4%
Commercial Banks 2.6%
Lloyds Banking Group PLC*	157,000	77,223
Standard Chartered PLC	5,650	123,175

		200,398
Food and Staples Retailing 2.3%
Tesco PLC	37,100	180,338

	Shares	Value ($)
Industrial Conglomerates 1.4%
Cookson Group PLC	11,500	106,501

Insurance 1.8%
RSA Insurance Group PLC	83,000	140,703

Media 2.1%
Reed Elsevier PLC	20,200	162,054

Metals and Mining 2.1%
Anglo American PLC	5,000	164,050

Oil, Gas and Consumable Fuels 2.2%
BP PLC	26,200	175,544

Tobacco 1.9%
British American Tobacco PLC	3,000	152,695

Total United Kingdom		1,282,283

Total Common Stocks (Cost $5,717,413)		5,357,688

Mutual Funds 28.8%

Peru 1.7%
iShares MSCI All Peru Capped Index Fund	3,200	135,904

Total Peru		135,904

United States 27.1%
Asia Pacific ex Japan Fund- Institutional Shares (a)	50,062	691,358
The Japan Fund- Institutional Shares (a)	150,571	1,428,918

Total United States		2,120,276

Total Mutual Funds (Cost $1,946,106)		2,256,180

Short-Term Investment 3.0%

United States 3.0%
State Street Institutional Liquid Reserve, 0.20% (b)	235,995	235,995

Total Short-Term Investment (Cost $235,995)		235,995

Total Investments 100.3% (Cost $7,899,514)		7,849,863

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2012

Percentages are based on net assets of $7,824,225.

*	Non income-producing security.
(a)	Affiliated issuer.
(b)	Yield as of June 30, 2012.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited) - International Equity Fund

as of June 30, 2012

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$509,158	$4,848,530	$—	$5,357,688
Mutual Funds	2,256,180	—	—	2,256,180
Short-Term Investment	—	235,995	—	235,995

Total Investments	$2,765,338	$5,084,525	$—	$7,849,863

Notes to Schedule of Investments (Unaudited)

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following seven series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, and International Equity Fund (individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund, which is non-diversified.

B. Summary of Significant Accounting Policies

The Funds’ schedules of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedule of investments were issued, and has determined that there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds’ Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of overseas markets but prior to the close of U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At June 30, 2012, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Fund’s Schedule of Investments:

Fund
The Japan Fund	98.2%
Asia Pacific ex Japan Fund	96.5%
India Fund	96.4%
Greater China Fund	96.3%
Global Equity Income Fund	46.7%
Global Emerging Markets Fund	50.4%
International Equity Fund	62.0%

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Pricing and Fair Valuation Committee. Fair value determinations are subject to review, approval or ratification by the Board.

At June 30, 2012, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Pricing and Fair Valuation Committee represented approximately 2.71% of the net assets for the Global Emerging Markets Fund. These securities are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments. At June 30, 2012, no other Funds had fair value determinations other than noted above.

There can be no assurance that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short-term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no additional transfers between Level 1, 2, or 3 as of June 30, 2012, based on the valuation input Levels on September 30, 2011 for the Funds, other than what was disclosed in the preceeding Level 3 rollforward.

Real Estate Investment Trusts. Each Fund is permitted to invest in real estate investment trusts (“REIT”s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes. Participatory notes, which may be issued in various structures and may be designated by different terms, including, but not limited to, P-Notes and warrants, are instruments that derive their value from an underlying or referenced financial instrument, such as an equity share. Generally, non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to investors. Participatory notes are subject to both investment risk relating to the underlying or referenced financial instrument and credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based broker’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Security Transactions. Security transactions are accounted for on trade date.

C. Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A., Inc. (“NAM USA”), or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended June 30, 2012 were as follows:

Affiliated Fund Name	Balance of Shares Held at 09/30/11	Gross Additions	Gross Reductions	Balance of Shares Held at 06/30/12	Value at 06/30/12	Dividend Income	Realized Capital Gain/ (Loss)
International Equity Fund:
Asia Pacific ex Japan Fund	35,276	14,786	—	50,062	$691,358	$3,178	$—
The Japan Fund	165,385	12,125	26,939	150,571	1,428,918	8,321	(246)

Total	200,661	26,911	26,939	200,633	$2,120,276	$11,499	$(246)

D. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at June 30, 2012 consists of:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Fund	Appreciation	Depreciation	(Depreciation)*	Tax Cost
The Japan Fund	$25,692,633	$(5,472,887)	$20,219,746	$137,556,565
Asia Pacific ex Japan Fund	2,677,193	(1,365,959)	1,311,234	15,125,908
India Fund	947,393	(977,261)	(29,868)	9,361,444
Greater China Fund	1,116,937	(430,362)	686,575	7,046,656
Global Equity Income Fund	1,213,395	(265,574)	947,821	6,668,955
Global Emerging Markets Fund	1,830,888	(1,508,834)	322,054	15,098,541
International Equity Fund	549,439	(599,090)	(49,651)	7,899,514

*	Does not include unrealized appreciation/depreciation on currency.

E. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in affiliated holdings to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

Item 2. Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: August 27, 2012

By (Signature and Title)*	/s/ Cynthia L. Morse-Griffin
Cynthia L. Morse-Griffin
Treasurer and
Principal Financial Officer

Date: August 27, 2012

*	Print the name and title of each signing officer under his or her signature.